41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 2,941,727	R$ 1,948,409	R$ 1,040,075		R$ 982,073
Bonds and securities	3,112	124,862
Collaterals and escrow accounts	147	203
CRC transferred to the Parana State Government	219,236	190,876
Other current receivables	426,865	363,250
Income tax and social contribution	236,929	152,157
Other current recoverable taxes	205,060	160,842
Total current assets	7,909,196	6,677,846
Long Term Assets
Other temporary investments	27,734	19,511
CRC transferred to the Parana State Government	1,131,449	1,254,166
Judicial deposits	504,190	528,290
Other noncurrent receivables	58,842	53,177
Deferred income tax and social contribution	1,011,866	1,007,061	915,492
Other noncurrent recoverable taxes	322,011	231,400
Subtotal	10,862,630	10,014,260
Investments	2,523,179	2,368,234	2,570,643	[1]
Property, Plant and Equipment	10,592,103	10,840,663	9,829,450
Intangible Assets	6,332,611	6,029,097
Right-of-use asset	92,831
Total non current asset	30,403,354	29,252,254
ASSETS	38,312,550	35,930,100
CURRENT LIABILITIES
Payroll, social charges and accruals	337,044	284,179
Accounts payable to suppliers	1,685,280	1,419,243
Income tax and social contribution payable	60,132	197,949
Other taxes due	501,068	451,433
Loans and financing	255,521	1,113,047
Debentures	1,164,301	2,184,881
Dividend payable	616,356	375,675
Post-employment benefits	66,004	58,478
Other accounts payable	149,407	192,070
Total current liabilities	5,345,621	6,695,114
NONCURRENT LIABILITIES
Other taxes due	662,114	796,732
Loans and financing	2,886,862	2,934,260
Debentures	7,265,409	5,333,250
Post-employment benefits	1,128,932	910,285
Other accounts payable	349,462	116,954
Provisions for legal claims	1,606,713	1,664,773
Total noncurrent liabilities	15,368,717	12,898,772
EQUITY - Attributable to controlling shareholders
Share capital	10,800,000	7,910,000
Equity valuation adjustments	591,927	785,610	895,601		998,466
Legal reserve	1,014,248	914,751
TOTAL EQUITY	17,598,212	16,336,214	15,510,503		14,978,142
TOTAL LIABILITIES & EQUITY	38,312,550	35,930,100
Companhia Paranaense de Energia - Copel [Member]
CURRENT ASSETS
Cash and cash equivalents	25,304	315,003	R$ 56,833		R$ 46,096
Bonds and securities	90	123,560
Collaterals and escrow accounts		129
Dividends receivable	760,719	519,100
CRC transferred to the Parana State Government	219,236	190,876
Other current receivables	1,068	7,027
Income tax and social contribution	5,876	6,130
Other current recoverable taxes		321
Prepaid expenses	95	40
Related parties	6,039	8,134
Total current assets	1,018,427	1,170,320
Long Term Assets
Other temporary investments	27,734	19,511
CRC transferred to the Parana State Government	1,131,449	1,254,166
Judicial deposits	124,219	131,840
Other noncurrent receivables	7,444	7,444
Income tax and social contribution receivable	123,951	148,140
Deferred income tax and social contribution	154,364	147,368
Other noncurrent recoverable taxes	87,597	86,110
Receivable from related parties	108,983	104,751
Subtotal	1,765,741	1,899,330
Investments	17,286,220	16,070,567
Property, Plant and Equipment	1,143	996
Intangible Assets	1,321	1,593
Right-of-use asset	271
Total non current asset	19,054,696	16,073,156
ASSETS	20,073,123	19,142,806
CURRENT LIABILITIES
Payroll, social charges and accruals	8,437	6,747
Accounts payable to related parties	696	755
Accounts payable to suppliers	3,956	2,731
Income tax and social contribution payable	1,811
Other taxes due	120	152
Loans and financing	39,628	129,401
Debentures	315,008	941,677
Dividend payable	588,563	354,203
Post-employment benefits	378	87
Lease liability	158
Other accounts payable	116	135
Total current liabilities	958,871	1,435,888
NONCURRENT LIABILITIES
Accounts payable to related parties	145
Other taxes due	2,817	2,602
Loans and financing	746,075	773,984
Debentures	797,713	596,403
Post-employment benefits	8,658	4,867
Lease liability	125
Other accounts payable	1,434	3,957
Provisions for legal claims	304,871	292,180
Total noncurrent liabilities	1,861,838	1,673,993
EQUITY - Attributable to controlling shareholders
Share capital	10,800,000	7,910,000
Equity valuation adjustments	591,927	785,610
Legal reserve	1,014,248	914,751
Profit retention reserve	4,846,239	6,422,564
TOTAL EQUITY	17,252,414	16,032,925
TOTAL LIABILITIES & EQUITY	R$ 20,073,123	R$ 19,142,806

[1]	As of December 31, 2017, the joint ventures operating in the transmission segment had their electricity transmission concession agreements classified as financial assets within the scope of IAS 39 and IFRIC 12. With the entry into force on January 1, 2018 of IFRS 15, bringing the concept of the right to receive the infrastructure investments conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only by the passage of time, the electricity transmission concession agreements started being classified as contract assets. As a result, the balance of the financial assets of the joint ventures started being classified on January 1, 2018 as contract assets in accordance with the Company's practices, with a reduction in its measurement in the amount of R$148,748 with effect in the Company in the caption Investments, by equity. At the transition, the Company and its joint ventures opted to adopt the standard on the date of initial application as an adjustment to the opening balance, in equity account, considering only agreements outstanding prior to the date of application, as set forth in IFRS 15.